Commissions and fees (Tables)	6 Months Ended
Jun. 30, 2021
Commissions and fees
in	2Q21	1Q21	2Q20	6M21	6M20
Commissions and fees (CHF million)
Lending business	484	516	361	1,000	797
Investment and portfolio management	891	861	752	1,752	1,562
Other securities business	15	13	18	28	36
Fiduciary business	906	874	770	1,780	1,598
Underwriting	626	989	560	1,615	924
Brokerage	694	909	806	1,603	1,773
Underwriting and brokerage	1,320	1,898	1,366	3,218	2,697
Other services	448	449	383	897	715
Commissions and fees	3,158	3,737	2,880	6,895	5,807

Bank
Commissions and fees
in	6M21	6M20
Commissions and fees (CHF million)
Lending business	997	786
Investment and portfolio management	1,699	1,508
Other securities business	29	40
Fiduciary business	1,728	1,548
Underwriting	1,664	981
Brokerage	1,624	1,774
Underwriting and brokerage	3,288	2,755
Other services	913	727
Commissions and fees	6,926	5,816